Relationships with Related Parties - Schedule of Amounts Payable to Related Parties (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of amount payables to related parties [line items]
Amounts Payable	€ 954	€ 1,523	€ 1,304
Directors Fees [member]
Disclosure of amount payables to related parties [line items]
Amounts Payable	469	432	195
Compensation [member]
Disclosure of amount payables to related parties [line items]
Amounts Payable	66	689	767
Pension obligation [member]
Disclosure of amount payables to related parties [line items]
Amounts Payable	€ 419	€ 402	€ 342